DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Cash Flow Hedges (Details) - Designated interest rate swaps - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) income recognized from derivatives	$ (33.3)	$ 4.3
Designated as hedging instrument | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) income recognized from derivatives			$ (15.5)	$ 47.0	$ 39.4